Taxes on Income (Schedule of composition of the taxes on income) (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Major components of tax expense (income) [abstract]
Current taxes	[1]	$ 162	$ 184	$ 251
Deferred taxes		(15)	(20)	47
Taxes in respect of prior years		14	8	(11)
Income taxes		$ 161	$ 172	$ 287

[1]	The current taxes for 2025 derived mainly from the Israeli and Chinese companies.